Environmental Rehabilitation and Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Environmental rehabilitation and other provisions	$ 697	$ 827	$ 942
Provision for decommissioning
Disclosure of other provisions [line items]
Beginning balance	237	286	279
Charge to income statement	0	1	2
Change in estimates	29	(47)	4
Unwinding of obligation	10	12	12
Transfer to assets and liabilities held for sale	(81)	0	(20)
Utilised during the year	(1)	(1)	(2)
Translation	2	(14)	11
Ending balance	196	237	286
Provision for restoration
Disclosure of other provisions [line items]
Beginning balance	385	409	426
Charge to income statement	(1)	2	8
Change in estimates	50	(28)	(17)
Unwinding of obligation	9	12	10
Transfer to assets and liabilities held for sale	(15)	0	(3)
Transfer to current portion	0	0	(17)
Utilised during the year	(5)	(3)	(4)
Translation	0	(7)	6
Ending balance	423	385	409
Other provisions
Disclosure of other provisions [line items]
Beginning balance	205	247	172
Charge to income statement	39	24	17
Change in estimates	27	18	15
Additions	0	0	64
Unwinding of obligation	6	7	1
Transfer to assets and liabilities held for sale	(115)	0	0
Transfer to trade and other payables	(73)	(26)	(6)
Utilised during the year	(16)	(35)	(35)
Translation	5	(30)	19
Ending balance	$ 78	$ 205	$ 247